Vox Populi ETF

(VOXP)
Listed on Cboe BZX Exchange, Inc.

Supplement dated March 27, 2026 to the Statutory Prospectus dated August 28, 2025

Based on the recommendation of Distribution Cognizant, LLC (the “Adviser”), on March 10, 2026, the Board of Trustees of Advisors Series Trust approved a change to the Reverb ETF (the “Fund”) name.

Accordingly, effective March 27, 2026, the Fund’s name is changed to the Vox Populi ETF and its ticker is changed from RVRB to VOXP. All references to the Fund’s name and ticker in the Statutory Prospectus are revised accordingly as of that date.

In addition, effective March 27, 2026, the following disclosures are revised:

The third sentence in the first paragraph under the section titled “Principal Investment Strategy” on page 2 of the Fund’s Prospectus is deleted and restated as follows:

In managing the Fund, the Adviser employs a market “sentiment” based investment strategy designed to measure satisfaction and utility directly from the public voice (in Latin, “vox populi”) as determined by the Adviser’s own proprietary algorithms (discussed below), utilizing self-reported user data from its own proprietary app (the “Reverberate App” or the “App”), or from other vetted sources, to adjust the weightings of positions in the Fund’s portfolio.

The first sentence in the third paragraph under the section titled “Principal Investment Strategy” on page 3 of the Fund’s Prospectus is deleted and restated as follows:

The Reverberate App – The Adviser has developed a web-based application, known as the Reverberate App, which uses its own proprietary technology and algorithms to collect feedback regarding companies listed in the Reverberate App.

Please retain this Supplement with your Statutory Prospectus for future reference.

Vox Populi ETF

(VOXP)
Listed on Cboe BZX Exchange, Inc.

Supplement dated March 27, 2026 to the Statement of Additional Information (“SAI”)
dated August 28, 2025

Based on the recommendation of Distribution Cognizant, LLC (the “Adviser”), on March 10, 2026, the Board of Trustees of Advisors Series Trust approved a change to the Reverb ETF (the “Fund”) name.

Accordingly, effective March 27, 2026, the Fund’s name is changed to the Vox Populi ETF and its ticker is changed from RVRB to VOXP. All references to the Fund’s name and ticker in the SAI are revised accordingly as of that date.

Please retain this Supplement with your SAI for future reference.